Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Machinery and Equipment Minimum	Dec. 31, 2012 Machinery and Equipment Maximum	Dec. 31, 2012 Land and Land Improvements	Dec. 31, 2012 Building Minimum	Dec. 31, 2012 Building Maximum
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 119.3	$ 118.5
Machinery and equipment	3,030.1	2,819.2
Buildings	764.3	739.0
Construction in progress	213.7	177.8
Property, plant and equipment	4,127.4	3,854.5
Less accumulated depreciation	(2,894.6)	(2,733.3)
Net of depreciation	$ 1,232.8	$ 1,121.2
Property, Plant and Equipment, Useful Life			3 years	8 years	15 years	20 years	40 years